Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2016, 2017 and 2018, trade accounts receivable are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Trade accounts receivable	Ps.	638,166	Ps.	1,028,898	Ps.	1,444,037
Allowance for doubtful accounts		(30,622)		(31,528)		(48,675)
	Ps.	607,544	Ps.	997,370	Ps.	1,395,362

Summary of Movements in Allowance For Doubtful Accounts

The movements for bad debt expense in the expected credit loss are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2016		2017		2018
Beginning balance	Ps.	(136,415)	Ps.	(30,622)	Ps.	(31,528)
Bad debt expense		(14,327)		(12,006)		(25,289)
Write-offs		105,236		—		—
Reversal of bad debts		14,884		11,100		8,142
Increased for MBJA´s consolidation		—		—		—
Ending balance	Ps.	(30,622)	Ps.	(31,528)	Ps.	(48,675)

Summary of Past Due Balances of Accounts Receivable

Following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2016		December 31, 2017		December 31, 2018
Accounts receivables past due from 1 to 30 days	Ps.	28,477	Ps.	45,895	Ps.	70,073
Accounts receivables past due 31 to 60 days		7,225		11,588		25,934
Accounts receivables past due 61 to 90 days		6,300		5,966		14,482
Accounts receivables past due more than 90 days		510		207		93
	Ps.	42,512	Ps.	63,656	Ps.	110,582

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

Following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that corresponds to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2016		December 31, 2017		December 31, 2018
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	13.3%	2.9%	25.5%	3.5%	22.5%	3.6%
Aeroenlances Nacionales, S.A. de C.V.	2.6%	1.1%	6.7%	1.4%	11.4%	1.1%
ABC Aerolíneas, S.A. de C.V.	4.6%	1.0%	12.0%	1.3%	11.3%	1.3%
Aerovías de México, S.A. de C.V.	2.7%	0.8%	6.0%	0.9%	6.3%	0.6%